Prudential Real Assets Fund
Prudential Real Assets Fund FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek long-term real return.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A’s Initial Sales Charge on page 33 of the Fund’s Prospectus and in the Fund’s Statement of Additional Information (SAI), in Rights of Accumulation on page 63.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Prudential Real Assets Fund (USD $)	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Redemption fee	none	none	none	none
Exchange fee	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Prudential Real Assets Fund		Class A	Class B	Class C	Class Z
Management fees	[1]	0.60%	0.60%	0.60%	0.60%
+ Distribution and Service (12b-1) fees		0.30%	1.00%	1.00%	none
+ Other expenses		0.54%	0.54%	0.54%	0.54%
+ Acquired Fund Fees and Expenses		0.29%	0.29%	0.29%	0.29%
= Total annual Fund operating expenses		1.73%	2.43%	2.43%	1.43%
- Fee waiver or expense reimbursement		(0.17%)	(0.12%)	(0.12%)	(0.12%)
= Net annual Fund operating expenses		1.56%	2.31%	2.31%	1.31%
[1]	Includes management fees of .60% of the average daily net assets of Prudential Real Assets Subsidiary, Ltd., the Fund's wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary) (.12% of the average daily net assets of the Fund).

° The distributor of the Fund has contractually agreed until June 30, 2013 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares.
° The manager of the Fund has contractually agreed through June 30, 2013 to limit net annual Fund operating expenses and Acquired Fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including Acquired Fund dividend and interest expense on short sales), brokerage, taxes (including Acquired Fund taxes), extraordinary and certain other expenses) of each class of shares to 1.50% of the Fund’s average daily net assets. This waiver may not be terminated prior to June 30, 2013. The decision on whether to renew, modify or terminate the waivers is subject to review by the distributor, the manager and the Fund’s Board of Trustees. Separately, the manager has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.
Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund’s operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example Prudential Real Assets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	700	1,049	1,422	2,465
Class B	734	1,046	1,385	2,503
Class C	334	746	1,285	2,757
Class Z	133	441	770	1,703

If Shares Are Not Redeemed
Expense Example, No Redemption Prudential Real Assets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	700	1,049	1,422	2,465
Class B	234	746	1,285	2,503
Class C	234	746	1,285	2,757
Class Z	133	441	770	1,703

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund seeks to achieve its investment objective by investing primarily in real assets that may perform well in periods of high inflation. Real return is the rate of return after adjusting for inflation. The Fund invests in real assets through its investments within the following asset classes: commodities; domestic and international real estate; utilities/infrastructure; natural resources; inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, consisting principally of U.S. Treasury Inflation-Protected Securities (referred to herein collectively as TIPS); and gold/defensive.

The Fund gains exposure to the real asset classes by investing in varying combinations of other Prudential mutual funds (the Underlying Prudential Funds); the Cayman Subsidiary; and direct investments in securities (such as equity and equity-related securities, including common stock, convertible securities, nonconvertible preferred stock, American Depositary Receipts, warrants and other rights that can be exercised to obtain stock, preferred stocks, exchange-traded funds (ETFs), notes and bonds and certain financial and derivative instruments). The Fund is non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

The Fund’s asset allocation strategy is determined by Quantitative Management Associates LLC (QMA), one of the Fund’s subadvisers. QMA utilizes a dynamic asset allocation strategy among the real asset classes to seek to provide attractive risk adjusted real return. By using proprietary models, QMA has identified three regimes of marketplace risk appetite. QMA strategically allocates the Fund’s assets among the asset classes based upon the marketplace risk regimes. The table below includes the strategic asset allocation ranges for the marketplace risk regimes and the asset allocations as of the most recent fiscal year end. The strategic asset allocation guidelines noted in the table are expected ranges and do not represent any actual allocations. Actual allocations may vary at any time depending on market conditions and portfolio management judgment, including any tactical allocations, QMA’s regime assessment, and macroeconomic, market, financial, security valuation and other factors.

In addition to the asset allocation ranges noted in the table below, QMA may also tactically adjust the asset allocation ranges among the real asset classes within the following approximate ranges: commodities (0% to 50%), real estate (0% to 50%), utilities/infrastructure (0% to 40%), natural resources (0% to 40%), TIPS (0% to 60%) and gold/defensive (0% to 40%). Additionally, the Fund’s investments in the Underlying Prudential Funds may range from 0% to 100% of the Fund’s assets.

Strategic Allocations for Each QMA—Identified Risk Regime
Asset Class	Low Risk Appetite	Medium Risk Appetite	High Risk Appetite	Asset Allocation as of February 29, 2012*
Commodities	17.00%	20.00%	27.00%	14.90%
Real Estate	15.00	25.00	28.00	13.60
Utilities/Infrastructure	10.00	12.50	15.00	14.65
Natural Resources	10.00	12.50	15.00	4.65
TIPS	35.00	25.00	15.00	39.10
Gold/Defensive	13.00	5.00	0.00	12.10
*Column total may not add up to 100% due to rounding of certain numbers.

Commodity Asset Class. The Fund gains exposure to the commodities asset class through investment of the Fund’s assets directly or in the Cayman Subsidiary. The manager has retained CoreCommodity Management, LLC (formerly known as Jefferies Asset Management, LLC ) (CoreCommodity) to serve as subadviser for the commodity asset class. Their strategy (the Founders Blend Strategy) seeks to generate returns over time in excess of the Dow Jones-UBS Commodity Index. Techniques that may be utilized by the Founders Blend Strategy include the selection of commodity futures contracts with expiration dates different from the expiration dates of the comparable futures contracts that comprise benchmark indexes and the over-weighting or under-weighting of certain commodity futures contracts relative to their weights in benchmark indexes.

The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. If QMA, as asset allocator, directs more than approximately 25% of the Fund’s total assets to the commodity asset class, then CoreCommodity may invest the Fund’s assets directly. The Fund may obtain exposure to commodity markets by investing directly in commodity-linked structured notes (CLNs), ETFs and exchange traded notes (ETNs) whose returns are linked to commodities or commodity indices within the limits of applicable tax law.

Real Estate, Utilities/Infrastructure and Natural Resources Asset Classes. The Fund invests in the shares of the named Underlying Prudential Funds to obtain exposure to the real asset classes as noted: domestic real estate (Prudential US Real Estate Fund), international real estate (Prudential International Real Estate Fund), utilities/infrastructure (Prudential Jennison Utility Fund) and natural resources (Prudential Jennison Natural Resources Fund, Inc.). Each Underlying Prudential Fund invests primarily in securities and/or debt suggested by each Underlying Prudential Fund’s name. Each Underlying Prudential Fund is managed by Prudential Investments LLC. The Prudential US Real Estate Fund and the Prudential International Real Estate Fund are each subadvised by Prudential Real Estate Investors, a business unit of Prudential Investment Management. The Prudential Jennison Utility Fund and the Prudential Jennison Natural Resources Fund, Inc. are each subadvised by Jennison Associates LLC. More detailed information appears under How the Fund Invests.

The Fund invests in the Class Q shares of the named Underlying Prudential Funds. If any Underlying Prudential Fund does not offer Class Q shares, the Fund will invest in Class Z shares of such Underlying Prudential Fund.

TIPS Asset Class. The Fund invests directly in TIPS. Prudential Investment Management Inc. (PIM) manages the Fund’s assets that are allocated to this asset class. PIM utilizes a conservative, quantitatively-driven strategy that seeks minimal risk versus the Barclays Capital U.S. Treasury Inflation Protected Index, while attempting to capture excess return through security selection. The TIPS asset class may also gain indirect exposure to TIPS through derivative transactions and may purchase or sell securities on a when-issued or delayed delivery basis. This asset class will invest in bonds with varying maturities and maintain an average duration between 3 to 12 years. The TIPS asset class will purchase only those bonds rated at least investment grade (bonds rated Baa and higher by Moody’s Investors Service or BBB and higher by Standard & Poor’s Ratings Service or, if unrated, determined to be of comparable quality by PIM).

Gold/Defensive Asset Class. The Fund gains exposure to the gold/defensive asset class through investment of the Fund’s assets directly or in the Cayman Subsidiary. QMA manages the Fund’s assets that are allocated to the gold/defensive asset class. The objective of the gold/defensive asset class is to provide exposure to gold-related securities and other defensive assets. To obtain the desired gold exposure, QMA may invest the Fund’s assets that are allocated to this asset class in a portfolio of relatively large, liquid gold mining stocks, most of which are included in the NYSE Arca Gold Miners Index. To reduce the equity exposure associated with these stocks, the gold/defensive asset class may obtain exposure to the Chicago Board Options Exchange Volatility Index (VIX) and cash or cash equivalents. The Fund may also invest in ETFs, swaps, futures contracts and other derivatives and/or ETNs. QMA also may invest through the Cayman Subsidiary in gold-related derivatives that would otherwise generate non-qualifying income for purposes of the Internal Revenue Code of 1986, as amended (the Code) (e.g., gold futures).

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Set forth below is a description of the principal risks associated with an investment in the Fund either through direct investments or indirectly through the Fund’s investments in the Underlying Prudential Funds.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadvisers. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Asset Allocation Risk. Asset allocation risk is the risk that the Fund’s assets may be allocated to an asset class that underperforms other asset classes. For example, fixed income securities may underperform equities.

The Fund may invest 25% or more of its total assets in one or more Underlying Prudential Funds that themselves may invest 25% or more of their total assets in a particular industry or group of industries (e.g., domestic REITs, international REITs, natural resources or utilities/infrastructure). As a result, the Fund may have exposure to the extent of 25% or more of its assets to the risks of the industry or group of industries in which an Underlying Prudential Fund invests, and the value of the Fund’s shares may fluctuate more than the value of shares of a fund that invests in a broader range of industries.

Fund of Funds Risk. The value of an investment in the Fund will be related in large part to the investment performance of the Underlying Prudential Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Prudential Funds and their investments. Because the Fund’s allocation among different Underlying Prudential Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Prudential Fund will also expose the Fund to a pro rata portion of the Underlying Prudential Fund’s fees and expenses. In addition, one Underlying Prudential Fund may buy the same securities that another Underlying Prudential Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Affiliated Funds Risk. The Fund’s manager serves as the manager of the Underlying Prudential Funds. It is possible that a conflict of interest among the Fund and the Underlying Prudential Funds could affect how the manager and subadvisers fulfill their fiduciary duties to the Fund and the Underlying Prudential Funds. Because the amount of the investment management fees to be retained by the manager and the subadvisers may differ depending upon the Underlying Prudential Funds in which the Fund invests, there is a conflict of interest for the Manager and the subadvisers in selecting the Underlying Prudential Funds. In addition, the manager and the subadvisers may have an incentive to take into account the effect on an Underlying Prudential Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Prudential Fund. Although the manager and the subadvisers take steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund. In addition, the subadvisers may invest in Underlying Prudential Funds that have a limited or no performance history.

Asset Class Variation Risk. The Underlying Prudential Funds invest principally in the securities constituting their asset class (i.e., domestic or international real estate, utilities, infrastructure or natural resources). However, under normal market conditions, an Underlying Prudential Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying Prudential Funds at any given time and the percentage of the Fund’s assets invested in the Underlying Prudential Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from its allocation to that asset class.

Management Risk. Actively managed mutual funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities or Underlying Prudential Funds selected by the manager and/or subadvisers may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Deflation Risk. During periods of deflation, prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests. Additionally, since the Fund makes investments that may perform well in periods of rising inflation, during periods of no inflation or deflation an investment in the Fund may underperform broad market measures and may lose value.

Credit Risk/Counterparty Risk. The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract, to meet its financial obligations will affect the value of the security or derivative. Counterparty risk is especially important in the context of privately negotiated instruments.

Interest Rate Risk. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security that the Fund holds is prepaid during a period of falling interest rates, the Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations.

Inflation-indexed bonds, such as TIPS, generally decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations. In addition, any increase in principal value of an inflation-indexed bond caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Code. Also, to the extent that the Fund invests in inflation-indexed bonds, income distributions are more likely to fluctuate.

Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Commodity Risk. The values of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, U.S. agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets.

Real Estate Risk. An investment in the Fund will be closely linked to the performance of the real estate markets. The value of real estate securities in general, and REITs in particular, is subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Real Estate Investment Trust Risk. The Fund’s investment in certain Underlying Prudential Funds will expose the Fund to the risk of REITs. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code, and to the effect of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT, the Fund and its shareholders could bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

Utilities/Infrastructure Investment Risk. The Fund’s investments in certain Underlying Prudential Funds will expose the Fund to potential adverse economic, regulatory, political and other changes affecting infrastructure investments, particularly investments in the utilities sector. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. Issuers in other types of infrastructure-related businesses also are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors.

Natural Resources Investment Risk. The Fund’s investments in certain Underlying Prudential Funds will expose the Fund to the risk of investment in natural resource companies. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may affect domestic companies if they have significant operations or investments in foreign countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. We do not consider American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Emerging Markets Risk. The risks of non-U.S. investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Cayman Subsidiary Risk. The Fund invests in its wholly-owned Cayman Subsidiary. By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The derivatives and other investments held by the Cayman Subsidiary are generally similar to those that are permitted to be held by the Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Cayman Subsidiary will be achieved.

The Cayman Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended (the 1940 Act), and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Cayman Subsidiary, and the Fund and the Cayman Subsidiary are both managed by the manager, QMA and CoreCommodity, making it unlikely that the Cayman Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Cayman Subsidiary, and the Fund’s role as sole shareholder of the Cayman Subsidiary. The Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund.

Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired commodity investment strategy. In addition, changes in the tax laws in either the U.S. or the Cayman Islands might negatively impact the Fund and its investors. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, or withholding tax, on the Cayman Subsidiary. If the laws of the Cayman Islands were changed and the Cayman Subsidiary were required to pay Cayman Islands taxes, this may impact the Fund’s returns based upon the percentage of assets allocated to commodities at that time.

Commodity-Linked Notes Risk. The Fund may invest in leveraged or unleveraged CLNs to gain exposure to the commodities markets. CLNs are subject to counterparty risk. The value of the CLNs may fluctuate significantly because the values of the investments to which they are linked are volatile. In addition, the terms of a CLN may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage increases the volatility of CLNs and their value may increase or decrease more quickly than the value of the underlying commodity, commodity index or other economic variable.

Non-Diversified Investment Company Risk. Funds that are “non-diversified” for purposes of the 1940 Act, such as the Fund and the Underlying Prudential Funds, may invest a greater percentage of their assets in securities of a single issuer. Because the Fund invests in a smaller number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund might be. The Fund and the Underlying Prudential Funds are “non-diversified,” meaning they can invest more than 5% of their assets in the securities of any one issuer.

Derivatives Risk. The Fund and the Underlying Prudential Funds may engage in a variety of transactions using “derivatives,” such as futures, options, forwards and swaps. Derivatives are financial instruments whose value depends upon, or are derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund and the Underlying Prudential Funds may use derivatives both for hedging purposes (to seek to reduce risk) and for non-hedging purposes (to seek to increase return consistent with the Fund’s investment objective). Although the Fund and the Underlying Prudential Funds have the flexibility to use derivatives, they may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadvisers’ ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Leverage Risk. Certain transactions in which the Fund or an Underlying Prudential Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (NAV) greater than it would be without the use of leverage. This could result in increased volatility of investment returns.

Currency Risk. A portion of assets of the Fund or the Underlying Prudential Funds may be invested in securities that are denominated in non-U.S. currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the U.S. dollar or other currencies. The weakening of a country’s currency relative to the U.S. dollar will negatively affect the dollar value of the Fund’s assets. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. The Fund may attempt to hedge such risks by selling or buying currencies in the forward market, selling or buying currency futures contracts, options or other securities thereon, borrowing funds denominated in particular currencies, or any combination thereof, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented or, if implemented, will be effective and the Fund will incur additional costs from hedging.

Hedging Risk. The decision as to whether and to what extent the Fund or an Underlying Prudential Fund will engage in hedging transactions to hedge against certain risks, such as market risk and issuer risk, will depend on a number of factors, including prevailing market conditions, the composition of the Fund’s portfolio, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There is no guarantee that any of these hedging instruments would work as anticipated, and in certain cases the Fund might be better off had it not used a hedging instrument. There can be no assurance that the Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful.

Portfolio Turnover Risk. The length of time the Fund or an Underlying Prudential Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Tax Risk. In order to qualify as a regulated investment company (a RIC) under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. If the Fund were to fail to qualify as a RIC, the Fund could be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to diminished returns.

The Fund has received a private letter ruling from the Internal Revenue Service (the IRS) confirming that income derived from the Fund’s investment in the Cayman Subsidiary will constitute qualifying income to the Fund. The Fund has also received from the IRS a private letter ruling confirming that the income produced by a certain type of CLN substantially similar to CLNs in which the Fund may invest constitutes “qualifying income” under the Code.

Multi-Manager Risk. While the manager monitors the investments of each subadviser and monitors the overall management of the Fund, each subadviser makes investment decisions for the real asset classes it manages independently from one another. It is possible that the investment styles used by a subadviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund.

Regulatory Risk. In February 2012, the Commodity Futures Trading Commission (the “CFTC”) adopted certain regulatory changes that potentially could subject the manager of the Fund to registration with the CFTC as a commodity pool operator (“CPO”) if the Fund is unable to comply with certain trading and marketing limitations. Compliance with these additional registration and regulatory requirements would increase Fund expenses. In the event that the Fund’s manager is required to register as a CPO, the Fund’s disclosure and operations would need to comply with all applicable CFTC regulations. The Fund and the manager are continuing to analyze the effect of these rules changes on the Fund.

For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund’s Past Performance.

The following bar chart shows the Fund’s performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund’s average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns % (Class A Shares)[1]
[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without waiver of fees and/or expense reimbursement, if any, the annual returns would have been lower as well. The return for the period from January 1, 2012 through March 31, 2012 was 3.04%.

Best Quarter:		Worst Quarter:
3.60%	4th Quarter 2011	-4.76%	3rd Quarter 2011

Average Annual Total Returns % (as of 12-31-11)
Average Annual Total Returns Prudential Real Assets Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B	(5.74%)			(4.73%)	Dec. 30, 2010
Class C	(1.80%)			(0.81%)	Dec. 30, 2010
Class Z	0.19%			0.19%	Dec. 30, 2010
Class A	(5.55%)			(5.53%)	Dec. 30, 2010
Class A Return After Taxes on Distributions	(5.92%)			(5.90%)	Dec. 30, 2010
Class A Return After Taxes on Distributions and Sale of Fund Shares	(3.53%)			(4.87%)	Dec. 30, 2010
Customized Blend Index (reflects no deduction for fees, expenses or taxes)	(2.45%)			(2.45%)
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	13.56%			13.56%
Lipper Flexible Portfolio Funds Average (reflects no deduction for fees, expenses or taxes)	(1.24%)			(1.24%)

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.